Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
14	TRADE AND OTHER PAYABLES

	December 31, 2022	December 31, 2023
	RM	RM	USD
Trade payables	139,102	2,326,371	506,912
Accruals	7,965,442	6,901,199	1,503,759
Sundry payables	2,303,774	2,592,465	564,892
Advance from a director - subsidiaries	-	7,563,894	1,648,159
	10,408,318	19,383,929	4,223,722

Trade payables mainly consist of the consultant fees in relation to legal counsel, auditors and investment banking firms in which we engaged for our clients.

Accruals consist mainly of staff salaries and consultant fees for which services have been performed but not been billed.

Sundry payables consist mainly of audit fees, secretarial fees, renovation expenses and other professional fees.

Advances from a director - subsidiaries is unsecured, interest-free and repayable on demand in cash.

The currency profiles of the Group’s trade and other payables at the end of the reporting date are as follows:

	December 31, 2022	December 31, 2023
	RM	RM
United States dollar	6,008,843	1,416,836